Provisions - United Kingdom Entities - Funding Status (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Total defined benefit expenses recognized in the consolidated income statements	€ 88	€ 81	€ 96
Actuarial gains and losses on defined benefit pension plans	157	1,172	(695)
United Kingdom | Foreign defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	13,056	12,955	12,271	€ 11,959	€ 10,120
Fair value of plan assets	13,239	13,118	12,880	12,108	9,455
Provisions - Provisions for pensions	(183)	(163)	(609)	(149)	665
Internal provisions for pensions	323	306	150	256	806
Net assets for pensions	(506)	(469)	(759)	€ (405)	€ (141)
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	36	31	39
Interest cost, net	(6)	(22)	(5)
Total defined benefit expenses recognized in the consolidated income statements	30	9	34
Actuarial gains and losses on defined benefit pension plans	€ (121)	€ (621)	€ 435